SA Allocation Aggressive Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.55%	14.29%
SA Alloc Aggr Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	9.54%	10.70%	10.55%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		16.12%	8.31%	9.82%
Performance Inception Date	Sep. 26, 2016
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		15.84%	8.05%		9.34%